Pledged Assets (Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets classified by type of liabilities	¥ 24,885,593
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets classified by type of liabilities	591,469
Call Money And Funds Purchased [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets classified by type of liabilities	535,246
Payables Under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets classified by type of liabilities	13,920,298
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets classified by type of liabilities	9,493,934
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets classified by type of liabilities	¥ 344,646